Debt and Other Financing Arrangements (Short-term Borrowings) (Details)							12 Months Ended
	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jul. 02, 2011 US Uncommitted Lines of Credit [Member] USD ($)	Jul. 03, 2010 US Uncommitted Lines of Credit [Member] USD ($)	Jul. 02, 2011 Euro Lines of Credit [Member] EUR (€)	Jul. 03, 2010 Euro Lines of Credit [Member] EUR (€)	Jul. 02, 2011 Short-term demand loan facility [Member] USD ($)
Line of credit facility, maximum borrowing capacity			$ 95,000,000	$ 88,000,000	€ 10,000,000	€ 10,000,000
Line of credit facility, outstanding borrowings			0	0	0	0
Short-term bank borrowings	$ 181,975,000	$ 0					$ 182,000,000
Interest rate on short-term bank borrowings	2.00%						2.00%
Maturity date of short-term bank borrowings							Jul. 04, 2011